COMMITMENTS AND CONTINGENCIES - Commitments - Total Commitments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Total Commitments
Total	$ 546,876
2024	161,110
2025	94,453
2026	95,000
2027	61,868
2028	37,518
Thereafter	$ 96,927